Share Capital (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Amount	$ 17,620,625	$ 17,620,625
Common Shares
Statement [Line Items]
Number of shares	861,082,371	861,082,371	861,082,371
Amount	$ 17,620,625	$ 17,620,625	$ 17,620,625